UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 94.0%
Consumer Discretionary 25.3%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		270,000	278,100
Ally Financial, Inc.:
4.125%, 3/30/2020 (b)		2,615,000	2,681,996
5.75%, 11/20/2025 (b)		1,545,000	1,608,731
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	339,900
144A, 7.5%, 5/15/2026		2,630,000	2,656,300
Altice Finco SA:
144A, 8.125%, 1/15/2024 (b)		200,000	202,500
144A, 9.875%, 12/15/2020		445,000	476,150
Altice Luxembourg SA, 144A, 7.25%, 5/15/2022	EUR	890,000	1,006,284
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		1,630,000	1,687,050
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		430,000	439,675
AmeriGas Finance LLC, 7.0%, 5/20/2022		695,000	732,356
APX Group, Inc., 6.375%, 12/1/2019 (b)		390,000	399,750
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		2,155,000	2,209,952
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		30,000	28,650
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023 (b)		420,000	451,500
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		310,000	332,088
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	469,001
CalAtlantic Group, Inc., 5.25%, 6/1/2026		2,030,000	2,050,300
Caleres, Inc., 6.25%, 8/15/2023		270,000	276,075
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	858,012
144A, 5.5%, 5/1/2026		3,770,000	3,934,937
144A, 5.875%, 4/1/2024		765,000	816,637
144A, 5.875%, 5/1/2027		1,040,000	1,097,200
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021 (b)		1,216,000	1,212,960
144A, 6.375%, 9/15/2020		1,655,000	1,706,719
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		375,000	384,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	253,725
Series B, 6.5%, 11/15/2022 (b)		690,000	714,150
Series A, 7.625%, 3/15/2020 (b)		210,000	199,500
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,920,950
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		500,000	475,945
Dana Holding Corp.:
5.375%, 9/15/2021 (b)		200,000	207,874
5.5%, 12/15/2024 (b)		410,000	415,638
DISH DBS Corp.:
5.875%, 7/15/2022		300,000	299,814
6.75%, 6/1/2021 (b)		90,000	95,625
7.875%, 9/1/2019		565,000	624,325
Europcar Groupe SA, 144A, 5.75%, 6/15/2022	EUR	1,595,000	1,809,959
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020 (b)		945,000	957,124
5.25%, 4/15/2023 (b)		3,000,000	3,030,000
Global Partners LP, 7.0%, 6/15/2023 (b)		525,000	444,938
GLP Capital LP:
4.375%, 4/15/2021 (b)		335,000	348,819
5.375%, 4/15/2026		1,080,000	1,151,550
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026 (b)		1,085,000	1,143,319
5.125%, 11/15/2023		420,000	444,150
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (b)		930,000	920,700
144A, 5.25%, 12/15/2023 (b)		1,505,000	1,493,712
Hanesbrands Finance Luxembourg SCA, 144A, 3.5%, 6/15/2024	EUR	990,000	1,148,603
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026 (b)		1,030,000	1,053,175
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		620,000	656,425
144A, 5.75%, 4/15/2024 (b)		405,000	431,264
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	299,606
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,585,814
Lennar Corp., 4.75%, 11/15/2022		600,000	630,000
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022		105,000	109,200
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,037,952
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		355,000	343,463
Mediacom Broadband LLC, 6.375%, 4/1/2023 (b)		440,000	459,800
MGM Growth Properties Operating Partnership LP, 144A, 5.625%, 5/1/2024 (b)		815,000	872,865
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		610,000	616,100
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025 (b)		300,000	323,250
144A, 10.125%, 1/15/2023		1,395,000	1,599,019
144A, 10.875%, 10/15/2025		720,000	842,400
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022 (b)		310,000	319,688
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		1,485,000	1,477,575
5.5%, 5/15/2026		745,000	735,687
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	271,625
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		140,000	146,650
144A, 5.375%, 4/15/2023		50,000	52,375
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		2,290,000	2,375,875
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	238,525
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	454,575
SFR Group SA:
144A, 6.0%, 5/15/2022		860,000	838,500
144A, 7.375%, 5/1/2026		1,685,000	1,682,894
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	685,000	798,761
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	584,775
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	298,500
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	2,000,000	2,325,441
Toll Brothers Finance Corp., 4.875%, 11/15/2025		685,000	700,413
TRI Pointe Group, Inc., 4.375%, 6/15/2019		300,000	307,500
Unitymedia GmbH, 144A, 3.75%, 1/15/2027	EUR	1,200,000	1,264,459
Unitymedia Hessen GmbH & Co., KG:
144A, 3.5%, 1/15/2027	EUR	2,000,000	2,219,231
144A, 4.0%, 1/15/2025	EUR	890,000	1,034,821
144A, 5.5%, 1/15/2023		4,990,000	5,214,550
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,213,641
144A, 5.375%, 1/15/2025		5,085,000	5,123,544
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	408,200
144A, 8.5%, 10/15/2022		390,000	344,175
Virgin Media Finance PLC, 144A, 4.5%, 1/15/2025	EUR	1,000,000	1,129,449
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		7,160,000	7,142,100
144A, 5.5%, 8/15/2026		790,000	794,937
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	375,550
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	961,718
			99,133,685
Consumer Staples 4.0%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		3,170,000	3,451,496
Cott Beverages, Inc.:
5.375%, 7/1/2022		915,000	937,875
6.75%, 1/1/2020		410,000	429,988
Cott Finance Corp., 144A, 5.5%, 7/1/2024	EUR	1,500,000	1,771,332
FAGE International SA:
144A, 5.625%, 8/15/2026 (c)		1,540,000	1,572,725
144A, 9.875%, 2/1/2020 (b)		1,360,000	1,411,408
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (b)		540,000	556,470
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025 (b)		815,000	794,625
144A, 7.25%, 6/1/2021		1,050,000	1,084,125
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023 (b)		790,000	833,450
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		355,000	366,538
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		410,000	415,125
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		130,000	138,125
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026 (c)		1,215,000	1,211,203
144A, 6.75%, 12/1/2021		190,000	202,825
Smithfield Foods, Inc., 6.625%, 8/15/2022		17,000	17,981
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	467,912
			15,663,203
Energy 10.2%
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		730,000	680,725
5.375%, 11/1/2021		520,000	497,900
5.625%, 6/1/2023		415,000	392,694
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022 (b)		1,560,000	1,466,400
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		520,000	492,700
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		1,075,000	1,123,375
Chesapeake Energy Corp., 3.93% **, 4/15/2019		500,000	410,000
Continental Resources, Inc.:
3.8%, 6/1/2024		750,000	641,250
4.5%, 4/15/2023 (b)		700,000	633,500
5.0%, 9/15/2022 (b)		1,380,000	1,290,300
Corral Petroleum Holdings AB, 144A, 11.75%, 5/15/2021 (PIK)	EUR	1,000,000	1,052,486
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		400,000	375,248
6.25%, 4/1/2023 (b)		1,745,000	1,622,850
Freeport-McMoran Oil & Gas LLC:
6.5%, 11/15/2020		2,440,000	2,415,600
6.875%, 2/15/2023		700,000	677,250
Gulfport Energy Corp., 6.625%, 5/1/2023		210,000	211,575
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		895,000	832,350
144A, 5.75%, 10/1/2025		735,000	694,575
Holly Energy Partners LP:
144A, 6.0%, 8/1/2024		800,000	810,000
6.5%, 3/1/2020		205,000	210,125
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	306,188
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		700,000	633,500
6.25%, 3/15/2023 (b)		630,000	573,300
MEG Energy Corp., 144A, 6.375%, 1/30/2023		2,640,000	1,861,200
Memorial Resource Development Corp., 5.875%, 7/1/2022		395,000	395,083
Newfield Exploration Co.:
5.375%, 1/1/2026		2,310,000	2,206,050
5.75%, 1/30/2022		260,000	258,700
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		185,000	155,400
6.875%, 3/15/2022		3,230,000	2,818,175
6.875%, 1/15/2023		750,000	630,000
Petrobras Global Finance BV:
8.375%, 5/23/2021		1,560,000	1,649,310
8.75%, 5/23/2026		1,000,000	1,039,700
Range Resources Corp., 4.875%, 5/15/2025 (b)		865,000	821,750
Rice Energy, Inc., 7.25%, 5/1/2023 (b)		1,105,000	1,107,762
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021 (b)		1,430,000	1,476,475
5.625%, 4/15/2023		1,000,000	1,020,000
5.625%, 3/1/2025 (b)		985,000	1,005,626
144A, 5.875%, 6/30/2026		1,280,000	1,313,600
Sunoco LP:
144A, 5.5%, 8/1/2020		320,000	324,000
144A, 6.375%, 4/1/2023		305,000	310,337
Tesoro Logistics LP, 6.375%, 5/1/2024		225,000	237,236
Whiting Petroleum Corp.:
5.0%, 3/15/2019		715,000	623,837
5.75%, 3/15/2021 (b)		1,200,000	1,005,000
WPX Energy, Inc.:
6.0%, 1/15/2022 (b)		400,000	362,000
7.5%, 8/1/2020 (b)		500,000	492,500
8.25%, 8/1/2023		560,000	549,147
			39,706,779
Financials 6.1%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		790,000	827,272
4.625%, 10/30/2020		2,805,000	2,997,844
5.0%, 10/1/2021		5,755,000	6,275,827
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	839,490
CIT Group, Inc.:
5.0%, 8/15/2022 (b)		2,900,000	3,052,250
5.0%, 8/1/2023 (b)		500,000	526,250
CNO Financial Group, Inc., 5.25%, 5/30/2025		315,000	326,813
CyrusOne LP, (REIT), 6.375%, 11/15/2022		685,000	717,537
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		1,365,000	1,399,125
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		505,000	531,512
(REIT), 5.75%, 1/1/2025		380,000	403,750
(REIT), 5.875%, 1/15/2026		365,000	393,288
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	315,650
Mercury Bondco PLC, 144A, 8.25%, 5/30/2021 (PIK)	EUR	2,000,000	2,269,541
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		170,000	178,713
(REIT), 6.375%, 3/1/2024		770,000	839,300
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		510,000	528,487
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		450,000	450,000
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		565,000	587,600
(REIT), 4.875%, 6/1/2026		285,000	299,250
			23,759,499
Health Care 6.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		420,000	420,525
Community Health Systems, Inc., 5.125%, 8/1/2021		1,610,000	1,601,950
Concordia International Corp., 144A, 7.0%, 4/15/2023		210,000	173,250
Endo Finance LLC:
144A, 5.375%, 1/15/2023		455,000	394,712
144A, 5.75%, 1/15/2022 (b)		425,000	382,500
Endo Ltd.:
144A, 6.0%, 7/15/2023		465,000	405,424
144A, 6.0%, 2/1/2025		315,000	271,688
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		3,495,000	3,691,594
HCA, Inc.:
5.25%, 6/15/2026		1,245,000	1,319,700
5.875%, 2/15/2026 (b)		3,025,000	3,236,750
7.5%, 2/15/2022		799,000	906,865
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	2,220,000	2,643,413
Horizon Pharma, Inc., 6.625%, 5/1/2023 (b)		325,000	315,250
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	494,293
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024 (b)		610,000	623,725
5.5%, 12/1/2021		525,000	551,035
5.875%, 12/1/2023		615,000	648,825
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020 (b)		170,000	170,425
144A, 5.625%, 10/15/2023		345,000	331,200
Tenet Healthcare Corp., 4.153% **, 6/15/2020		395,000	392,037
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		1,775,000	1,583,078
144A, 5.875%, 5/15/2023		720,000	599,400
144A, 6.125%, 4/15/2025		1,485,000	1,232,550
144A, 7.5%, 7/15/2021		2,100,000	1,953,000
			24,343,189
Industrials 8.8%
ADT Corp.:
3.5%, 7/15/2022 (b)		300,000	281,625
6.25%, 10/15/2021		1,000,000	1,091,250
Allegion PLC, 5.875%, 9/15/2023		555,000	591,075
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		500,000	418,750
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	3,455,948
Belden, Inc.:
144A, 5.5%, 9/1/2022		655,000	677,925
144A, 5.5%, 4/15/2023	EUR	2,000,000	2,347,801
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,680,000	1,472,520
144A, 6.0%, 10/15/2022		520,000	458,900
Casella Waste Systems, Inc., 7.75%, 2/15/2019		690,000	703,800
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	420,750
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	433,350
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	280,575
EnerSys, 144A, 5.0%, 4/30/2023		105,000	104,475
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		567,000	574,088
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		240,000	246,000
FTI Consulting, Inc., 6.0%, 11/15/2022		390,000	410,475
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	270,900
Gates Global LLC, 144A, 5.75%, 7/15/2022	EUR	150,000	147,576
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		307,000	348,061
Masonite International Corp., 144A, 5.625%, 3/15/2023		445,000	468,919
Meritor, Inc.:
6.25%, 2/15/2024 (b)		425,000	374,000
6.75%, 6/15/2021 (b)		1,015,000	974,400
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	381,100
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	306,807
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		545,000	551,813
Oshkosh Corp., 5.375%, 3/1/2025		50,000	51,750
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,406,831
Ply Gem Industries, Inc., 6.5% , 2/1/2022 (b)		845,000	852,843
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		80,000	85,400
Summit Materials LLC:
6.125%, 7/15/2023		705,000	710,287
144A, 8.5%, 4/15/2022		310,000	334,025
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,483,466
Titan International, Inc., 6.875%, 10/1/2020		345,000	318,263
TransDigm, Inc., 144A, 6.375%, 6/15/2026 (b)		935,000	960,712
Triumph Group, Inc., 5.25%, 6/1/2022		260,000	247,650
United Rentals North America, Inc.:
6.125%, 6/15/2023		45,000	47,109
7.625%, 4/15/2022		695,000	742,385
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		675,000	693,563
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022 (b)		2,660,000	2,759,750
144A, 4.75%, 4/29/2025		4,900,000	5,120,500
			34,607,417
Information Technology 3.3%
Cardtronics, Inc., 5.125%, 8/1/2022		290,000	291,813
CDW LLC:
5.5%, 12/1/2024 (b)		745,000	776,938
6.0%, 8/15/2022		305,000	325,588
Diamond 1 Finance Corp., 144A, 5.875%, 6/15/2021		545,000	569,523
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	496,375
Entegris, Inc., 144A, 6.0%, 4/1/2022 (b)		310,000	319,300
First Data Corp., 144A, 7.0%, 12/1/2023 (b)		700,000	720,125
Match Group, Inc., 144A, 6.375%, 6/1/2024		425,000	454,219
Micron Technology, Inc., 144A, 7.5%, 9/15/2023		1,310,000	1,432,406
NXP BV:
144A, 4.125%, 6/1/2021		545,000	561,350
144A, 4.625%, 6/1/2023		1,325,000	1,372,210
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		310,000	323,950
United Group BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,205,206
Western Digital Corp.:
144A, 7.375%, 4/1/2023 (b)		1,140,000	1,241,175
144A, 10.5%, 4/1/2024 (b)		622,000	700,527
			12,790,705
Materials 15.3%
AK Steel Corp.:
7.5%, 7/15/2023		700,000	738,500
7.625%, 5/15/2020 (b)		1,170,000	1,150,987
Anglo American Capital PLC, REG S, 2.5%, 9/18/2018	EUR	3,000,000	3,404,311
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	346,049
144A, 4.625%, 5/15/2023		1,560,000	1,569,750
144A, 6.75%, 1/31/2021		690,000	709,872
144A, 7.25%, 5/15/2024		1,055,000	1,113,025
Ball Corp.:
4.375%, 12/15/2023	EUR	1,200,000	1,489,230
5.25%, 7/1/2025		530,000	572,400
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		855,000	893,475
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	297,000
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		2,858,000	3,172,380
Chemours Co., 6.125%, 5/15/2023	EUR	1,340,000	1,218,967
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025 (b)		395,000	393,025
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	550,000	516,701
144A, 5.75%, 5/15/2024		425,000	349,563
144A, 7.875%, 4/1/2021 (b)		1,720,000	1,801,700
Eagle Materials, Inc., 4.5%, 8/1/2026 (c)		850,000	863,813
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		858,000	765,593
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		3,000,000	2,962,500
4.0%, 11/14/2021 (b)		1,000,000	892,500
4.55%, 11/14/2024 (b)		350,000	300,125
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	1,500,000	2,007,370
Hexion, Inc., 6.625%, 4/15/2020		91,000	76,895
Huntsman International LLC:
4.25%, 4/1/2025	EUR	1,500,000	1,605,728
5.125%, 4/15/2021	EUR	3,385,000	3,981,298
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		695,000	729,750
Novelis, Inc., 8.75%, 12/15/2020		355,000	370,088
Nyrstar Netherlands Holdings BV, 144A, 8.5%, 9/15/2019	EUR	500,000	572,081
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		990,000	991,238
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	527,875
Platform Specialty Products Corp., 144A, 10.375%, 5/1/2021 (b)		1,250,000	1,256,250
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	870,000	846,185
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		1,470,000	1,515,937
5.75%, 10/15/2020		2,730,000	2,818,725
144A, 7.0%, 7/15/2024 (b)		925,000	977,609
Sealed Air Corp.:
144A, 4.875%, 12/1/2022 (b)		245,000	257,556
144A, 5.125%, 12/1/2024		125,000	131,406
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,117,441
144A, 6.0%, 1/15/2022		815,000	847,600
Teck Resources Ltd.:
4.5%, 1/15/2021		4,500,000	4,072,500
144A, 8.0%, 6/1/2021 (b)		3,335,000	3,560,112
144A, 8.5%, 6/1/2024 (b)		475,000	516,563
Tronox Finance LLC:
6.375%, 8/15/2020		1,705,000	1,381,050
144A, 7.5%, 3/15/2022		500,000	396,875
United States Steel Corp., 144A, 8.375%, 7/1/2021 (b)		2,925,000	3,191,906
Valvoline, Inc., 144A, 5.5%, 7/15/2024		375,000	390,938
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	216,788
144A, 5.625%, 10/1/2024 (b)		100,000	107,250
			59,986,480
Telecommunication Services 11.6%
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,145,615
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020 (b)		485,000	512,888
Series T, 5.8%, 3/15/2022		760,000	777,100
Series S, 6.45%, 6/15/2021		1,695,000	1,809,412
Series W, 6.75%, 12/1/2023 (b)		300,000	312,000
Series Y, 7.5%, 4/1/2024 (b)		1,555,000	1,659,963
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		520,000	428,844
144A, 8.25%, 9/30/2020		1,017,000	928,013
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	727,695
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	563,136
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		1,810,000	1,760,225
7.125%, 1/15/2023		275,000	255,063
10.5%, 9/15/2022 (b)		1,505,000	1,625,400
11.0%, 9/15/2025 (b)		800,000	854,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	444,050
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (b)		2,303,000	2,199,365
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026 (b)		565,000	591,131
5.375%, 8/15/2022		1,395,000	1,464,750
5.375%, 1/15/2024		420,000	440,475
5.375%, 5/1/2025		415,000	435,750
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	2,000,000	2,158,859
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	115,713
SoftBank Group Corp.:
REG S, 4.75%, 7/30/2025	EUR	600,000	738,819
REG S, 5.375%, 7/30/2022		2,200,000	2,356,750
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		4,000,000	4,245,000
7.0%, 8/15/2020		1,750,000	1,662,150
Sprint Corp., 7.125%, 6/15/2024		2,015,000	1,780,857
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024 (b)		5,062,000	5,402,116
6.125%, 1/15/2022		210,000	221,156
6.375%, 3/1/2025		1,019,000	1,090,330
6.5%, 1/15/2026 (b)		35,000	37,905
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		2,000,000	2,025,000
Wind Acquisition Finance SA:
144A, 3.705% **, 7/15/2020	EUR	400,000	441,722
144A, 6.5%, 4/30/2020		380,000	391,164
Windstream Services LLC, 7.75%, 10/15/2020 (b)		1,350,000	1,345,781
Zayo Group LLC:
6.0%, 4/1/2023		1,430,000	1,487,200
6.375%, 5/15/2025		1,005,000	1,051,481
			45,486,878
Utilities 3.2%
Calpine Corp.:
5.375%, 1/15/2023 (b)		490,000	488,775
5.75%, 1/15/2025 (b)		1,490,000	1,488,137
Dynegy, Inc.:
7.375%, 11/1/2022		525,000	514,500
7.625%, 11/1/2024 (b)		940,000	911,800
GenOn Americas Generation LLC, 8.5%, 10/1/2021		560,000	466,200
GenOn Energy, Inc., 7.875%, 6/15/2017		300,000	254,250
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		395,000	364,407
NRG Energy, Inc.:
6.25%, 7/15/2022 (b)		4,300,000	4,321,500
6.25%, 5/1/2024 (b)		1,510,000	1,491,125
144A, 6.625%, 1/15/2027 (c)		365,000	360,894
144A, 7.25%, 5/15/2026 (b)		1,335,000	1,370,044
7.875%, 5/15/2021		273,000	283,238
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		200,000	189,500
			12,504,370
Total Corporate Bonds (Cost $362,402,471)			367,982,205
Government & Agency Obligations 0.2%
Other Government Related (d) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	421,414
U.S. Treasury Obligation 0.1%
U.S. Treasury Note, 1.0%, 8/31/2016		500,000	500,330
Total Government & Agency Obligations (Cost $900,201)			921,744
Loan Participations and Assignments 0.0%
Senior Loan **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 * (Cost $708,969)		700,000	0
Convertible Bonds 0.7%
Energy 0.4%
Chesapeake Energy Corp.:
2.25%, 12/15/2038		1,250,000	1,045,312
2.5%, 5/15/2037		510,000	483,863
			1,529,175
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK)		1,356,195	1,369,431
Total Convertible Bonds (Cost $2,473,355)			2,898,606
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $809,815)		1,279,000	1,077,557
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		21	44,700
Industrials 0.0%
Congoleum Corp.*		23,760	0
Quad Graphics, Inc.		319	8,090
			8,090
Materials 0.0%
GEO Specialty Chemicals, Inc.*		136,977	48,778
GEO Specialty Chemicals, Inc. 144A*		1,703	606
			49,384
Total Common Stocks (Cost $291,928)			102,174
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $239,283)		1,219	8,848
Securities Lending Collateral 21.1%
Daily Assets Fund "Capital Shares", 0.50% (f) (g) (Cost $82,602,381)		82,602,381	82,602,381
Cash Equivalents 5.3%
Deutsche Central Cash Management Government Fund, 0.38% (f) (Cost $20,718,078)		20,718,078	20,718,078
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $471,146,481) †		121.6	476,311,593
Other Assets and Liabilities, Net		(21.6)	(84,763,108)
Net Assets		100.0	391,548,485

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	708,969	0

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
†	The cost for federal income tax purposes was $471,070,880. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $5,240,713. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,847,882 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,607,169.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $79,094,723, which is 20.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	75,637	44,700	0.01

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At July 31, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)

12/20/2019	1,410,000[1]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	(65,936)	64,295	(130,231)

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Morgan Stanley

As of July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	56,953,417	USD	62,643,633	8/31/2016	(1,105,493)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$367,982,205	$—	$367,982,205
Government & Agency Obligations	—	921,744	—	921,744
Loan Participations and Assignments	—	—	0	0
Convertible Bonds	—	1,529,175	1,369,431	2,898,606
Preferred Security	—	1,077,557	—	1,077,557
Common Stocks (j)	8,090	—	94,084	102,174
Warrant	—	—	8,848	8,848
Short-Term Investments (j)	103,320,459	—	—	103,320,459
Total	$103,328,549	$371,510,681	$1,472,363	$476,311,593
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Credit Default Swap Contracts	$—	$(130,231)	$—	$(130,231)
Forward Foreign Currency Exchange Contracts	—	(1,105,493)	—	(1,105,493)
Total	$—	$(1,235,724)	$—	$(1,235,724)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ (130,231)	$ —
Foreign Exchange Contracts	$ —	$ (1,105,493)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016